Note 1 - Basis of Presentation and Description of Business (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Aug. 11, 2006	Aug. 10, 2006
Disclosure Text Block [Abstract]
Number of Shares of Target Company that Each Share of Common Stock Receives in a Merger Transaction (in Shares)			1	1
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.01